Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax
Summary of composition of income tax expenses

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax	—	31,467	(5,890)
Deferred income tax	—	(3,085)	1,417
Total	—	28,382	(4,473)

Summary of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	—	(3.76)%	(11.04)%
Tax effect of permanent differences	(0.80)%	(1.72)%	0.88%
Changes in valuation allowance	(24.20)%	(35.86)%	(12.12)%
Effective income tax rate	—	(16.34)%	2.72%

Schedule of effect of preferential tax

	For the Year
	Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Tax effect of preferential tax treatment	—	6,535	18,137
Basic and diluted loss per share effect	—	0.02	0.04

Schedule of deferred tax assets and liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Advances from customers	1,153	1,904
Accrued payroll and expenses	1,932	6,216
Allowances of doubtful accounts	—	203
Net operating loss carry-forwards	—	22,751
Advertising expenses in excess of deduction limit	33,980	13,781
Amortization of intangible assets	—	876
Total deferred tax assets	37,065	45,731
Less: Valuation allowance	(33,980)	(45,618)
Total deferred tax assets, net	3,085	113

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	—	16,865
Total deferred tax liabilities	—	16,865

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	79,869	123,938	33,980
Derecognized*	—	(110,153)	—
Additions	44,069	78,542	20,678
Reversals**	—	(58,347)	(9,040)
Balance at end of the year	123,938	33,980	45,618

* Immediately upon the completion of the Reorganization, deferred tax assets from the accumulated net operating loss carry-forwards with full valuation allowances on that completion date were derecognized, as which are not allowed to be transferred to the Group’s VIEs and subsidiaries under the tax laws and regulations.

**The reversal of valuation allowance for the year ended December 31, 2017 was primarily attributed to changes of the enacted income tax rate due to aforementioned preferential tax treatment of certain PRC entities in 2017 when certificates of HNTEs were obtained.